Convertible Notes Payable (Schedule of Convertible Notes Payable) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2015	Jan. 31, 2014
Convertible Debt [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 403,939		$ 881,932
Less: current portion of convertible notes payable	(6,317)
Less: discount on noncurrent convertible notes payable	(351,646)	$ (401,001)	$ (704,046)
Convertible notes payable, net of discount	45,976		177,886
Amount of Note	716,208
Beneficial Conversion Feature	716,208
Convertible note payable, dated July 31, 2013 [Member]
Debt Instrument [Line Items]
Amount of Note	338,815
Convertible note payable, dated July 31, 2013 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 6,317		338,815
Interest Rate	10.00%
Maturity Date	Jul. 31, 2015
Conversion Rate Per Share	$ 0.05
Convertible note payable, dated October 31, 2013 [Member]
Debt Instrument [Line Items]
Amount of Note	$ 475,888
Convertible note payable, dated October 31, 2013 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Total convertible notes payable			$ 475,888
Interest Rate	10.00%
Maturity Date	Oct. 31, 2015
Conversion Rate Per Share	$ 0.05
Convertible note payable, dated April 30, 2014 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 77,076
Interest Rate	10.00%
Maturity Date	Apr. 30, 2016
Conversion Rate Per Share	$ 0.05
Amount of Note	$ 395,662
Beneficial Conversion Feature	395,662
Convertible note payable, dated October 31, 2014 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 223,506
Interest Rate	10.00%
Maturity Date	Oct. 31, 2016
Conversion Rate Per Share	$ 0.05
Amount of Note	$ 223,506
Beneficial Conversion Feature	223,506
Convertible note payable, dated January 31, 2015 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 97,040
Interest Rate	10.00%
Maturity Date	Jan. 31, 2017
Conversion Rate Per Share	$ 0.03
Amount of Note	$ 97,040
Beneficial Conversion Feature	97,040
Convertible note payable, dated February 28, 2013 [Member]
Debt Instrument [Line Items]
Amount of Note	$ 104,650
Convertible note payable, dated February 28, 2013 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Total convertible notes payable			$ 67,229
Interest Rate	10.00%
Maturity Date	Feb. 28, 2015
Conversion Rate Per Share	$ 0.01